Note 3 - Investment Securities: Investments Classified by Contractual Maturity Date (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Investments Classified by Contractual Maturity Date

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less ..................................	$ 10,888,967	$ 11,200,698	$ 1,494,184	$ 1,504,148
Due after one year through five years ..........	31,229,374	32,796,280	7,512,742	7,790,076
Due after five years through ten years ..........	18,191,187	18,759,628	23,840,203	24,686,954
Due after ten years ..........................................	27,913,222	28,297,087	390,070	425,100
	$ 88,222,750	$ 91,053,693	$ 33,237,199	$ 34,406,278